Employee Benefits - Schedule of Share-based Compensation Expenses Recognized as Employee Benefit Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Share Of Equity Investment [Line Items]
Stock award expense	€ 12,815	€ 3,307	€ 567
Research and development costs [member]
Disclosure Of Share Of Equity Investment [Line Items]
Stock award expense	3,245	703	168
Management and administration costs [member]
Disclosure Of Share Of Equity Investment [Line Items]
Stock award expense	8,942	2,037	230
Other expenses [member]
Disclosure Of Share Of Equity Investment [Line Items]
Stock award expense	€ 628	€ 567	€ 169